Other Income (Loss) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Unrealized gain (loss) recognized in other income (loss)	CAD (3.4)	CAD 5.5
Gain (loss) on capital dispositions	31.1	(15.3)
Other gain	0.1	3.2
Other income (loss)	CAD 27.8	CAD (6.6)